Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Investment in Associates [Abstract]
Summary of Investments in Associates
The following table summarizes the activity related to the investment in associates balance for the years ended December 31, 2020, 2019 and 2018.

Investment in Associates	$000's
As of January 1, 2018	—
Investment upon initial public offering of resTORbio	115,210
Cash investment in Associate	3,500
Share of net loss of resTORbio accounted for using the equity method	(11,490)
Gain on loss of significant influence of resTORbio	10,287
Reclassification of resTORbio investment upon loss of significant influence	(117,507)
As of December 31, 2018 and January 1, 2019	—
Reclassification of Karuna investment at initial public offering	118,006
Investment in Gelesis upon deconsolidation	16,444
Share of net loss of Karuna accounted for using the equity method	(6,345)
Share of net profit of Gelesis accounted for using the equity method	37,136
Impairment of investment in Gelesis	(42,938)
Reclassification of investment in Karuna upon loss of significant influence	(111,661)
As of December 31, 2019 and January 1, 2020	10,642
Share of net loss in Gelesis	(34,117)
Share of other comprehensive income in Gelesis	469
Share of losses recorded against long term interests	23,006
As of December 31, 2020	—

Summary of Financial information of Gelesis
The following table summarizes the financial information of Gelesis as included in its own financial statements, adjusted for fair value adjustments at deconsolidation and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Gelesis. The information for the year ended December 31, 2019 includes the results of Gelesis only for the period July 1, 2019 to December 31, 2019, as Gelesis was consolidated prior to this period.

	2020 $000s	2019 $000s
As of and for the year ended December 31,
Percentage ownership interest	47.9%	49.3%
Non-current assets	372,184	369,336
Current assets	92,875	40,079
Non-current liabilities	(133,743)	(82,406)
Current liabilities	(300,748)	(216,852)
Non controlling interests and options issued to third parties	(6,577)	(1,542)
Net assets attributable to shareholders of Gelesis Inc.	23,989	108,615
Group's share of net assets	11,481	53,580
Goodwill	8,216	—
Impairment	(42,702)	(42,938)
Recorded against Long-term Interests	23,006	—
Investment in associate	—	10,642
Revenue	21,442	—
Income/(loss) from continuing operations (100%)	(71,157)	74,573
Total comprehensive income/(loss) (100%)	(70,178)	74,573
Group's share in income/(loss) from continuing operations	(34,117)	37,136
Group's share of total comprehensive income/(loss)	(33,648)	37,136